Other assets and liabilities	12 Months Ended
Dec. 31, 2023
Other assets and liabilities
Other assets and liabilities

11 Other assets and liabilities

	December 31, 2023				December 31, 2022
(€ million)	Assets		Liabilities		Assets		Liabilities
	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
Fair value of derivative financial instruments	3,323	46	2,414	153	11,076	129	9,042	286
Contract liabilities			437	691			1,145	706
Other Taxes	915	137	1,811	16	807	157	1,463	34
Other	1,399	3,210	917	3,236	938	1,950	823	2,208
	5,637	3,393	5,579	4,096	12,821	2,236	12,473	3,234

The fair value related to derivative financial instruments is disclosed in note 24 – Derivative financial instruments and hedge accounting.

Assets related to other taxes included VAT for €755 million, of which €637 million are current, and advances made in December (€569 million at December 31, 2022, of which €432 million current).

Other assets included: (i) tax credits current of €812 million (€366 million at December 31, 2022) and non-current of €2,247 million (€903 million at December 31, 2022) deriving from Italian tax measures to incentivize the renovation of residential buildings and energy savings; (ii) gas volumes prepayments that were made in previous years due to the take-or-pay obligations in relation to the Company's long-term supply contracts, whose underlying current portion Eni plans to recover beyond 12 months for €307 million (within 12 months for €41 million and beyond 12 months for €357 million at December 31, 2022); (iii) underlifting positions of the Exploration & Production segment of €295 million (€239 million at December 31, 2022); (iv) non-current receivables from divestment activities for €205 million (€23 million at December 31, 2022).

Contract liabilities included: (i) advances received from Società Oleodotti Meridionali SpA for the infrastructure upgrade of the crude oil transport system from Val d'Agri to the Taranto refinery for €469 million (€430 million at December 31, 2022); (ii) prepaid electronic fuel vouchers for €292 million (€338 million at December 31, 2022); (iii) advances received from Engie SA (former Suez) relating to a long-term agreement for supplying natural gas and electricity. The current portion amounted to €56 million (€58 million at December 31, 2022), the non-current portion amounted to €275 million (€333 million at December 31, 2022); (iv) advances received from customers for future gas supplies for €10 million (€538 million at December 31, 2022).

Revenues recognized during the year related to contract liabilities stated at December 31, 2023 are indicated in note 29– Revenues and other income.

Liabilities related to other current taxes include excise duties and consumer taxes for €1,034 million (€613 million at December 31, 2022) and VAT liabilities for €326 million (€332 million at December 31, 2022).

Other liabilities included: (i) non-current payables to factoring companies connected with the derecognition of the abovementioned tax credit deriving from Italian tax measures to incentivize the renovation of residential buildings and energy savings for €2,040 million (€758 million at December 31, 2022); (ii) the value of gas paid and undrawn by customers due to the triggering of the take-or-pay clause provided for by the relevant long-term contracts for €391 million (€443 million at December 31, 2022), of which the underlying volumes are expected to be drawn within the next 12 months for €131 million (€85 million at December 31, 2022); (iii) prepaid revenues and deferred income of which current for €134 million (€104 million at December 31, 2022); (iv) current overlifting imbalances of the Exploration & Production segment for €312 million (€479 million at December 31, 2022); (v) non-current cautionary deposits for €286 million (€305 million at December 31, 2022), of which €213 million from retail customers for the supply of gas and electricity (€222 million at December 31, 2022); (vi) payables related to investing activities for €101 million (€83 million at December 31, 2022).

Transactions with related parties are described in note 36 — Transactions with related parties.